Pensions and Other Post-Employment Benefits - Summary of Defined Benefit Pension Obligation Analysed by Membership Category (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [line items]
Defined benefit pension obligation analysed by membership category	£ 20,353	£ 18,774	£ 19,785
Pension schemes [member]
Disclosure of defined benefit plans [line items]
Defined benefit pension obligation analysed by membership category	20,353	18,774	19,785
Active [member] | Pension schemes [member]
Disclosure of defined benefit plans [line items]
Defined benefit pension obligation analysed by membership category	4,572	4,427	4,611
Retired [member] | Pension schemes [member]
Disclosure of defined benefit plans [line items]
Defined benefit pension obligation analysed by membership category	10,485	9,542	9,805
Deferred [member] | Pension schemes [member]
Disclosure of defined benefit plans [line items]
Defined benefit pension obligation analysed by membership category	£ 5,296	£ 4,805	£ 5,369